UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2010
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[  ] is a restatement.

[ x] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:
Aurora Investment Counsel
Address:
3350 Riverwood Pkwy

Suite 1770
Atlanta, Georgia

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:
David Yucius

Title:
President

Phone:
770-226-5320

Signature,
David Yucius

Place,
Atlanta, Georgia

and Date of Signing:
08/09/2010

Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:

Form 13F Information Table Entry Total:
97
Form 13F Information Table Value Total:
$81,564.97



List of Other Included Managers:

No.  13F File Number
Name

FORM 13F INFORMATION TABLE
                                                     VALUE     SHARES/ SH/  PUT/ INVSTMTOTHER         VOTING AUTH.
NAME OF ISSUER                TITLE OF CLASSCUSIP    (x$1000)  PRN AMT PRN  CALL DSCRETNMANAGERSSOLE     SHARED   NONE

Intuit Inc                    COM           4612021031740.72528  50064SH         OTHER           50064
Amern Tower Corp Class A      COM           029912201  1678.629  37722SH         OTHER           37722
Discovery Holding             COM           25468Y1071652.51596  46276SH         OTHER           46276
Gentiva Health Services       COM           37247a1021593.26588  58988SH         OTHER           58988
Arch Capital Group            COM           011576290  1589.234  21332SH         OTHER           21332
Stericycle Inc                COM           858912108 1540.8021  23495SH         OTHER           23495
Darden Restaurants Inc        COM           2371941051540.59341  39655SH         OTHER           39655
Cognizant Tech                COM           1924461021540.04584  30764SH         OTHER           30764
McKesson Corp                 COM           58155Q1031504.09098  22396SH         OTHER           22396
Becton Dickinson & Co         COM           0758871091444.86819  21367SH         OTHER           21367
Hancock Bank Opportunity Fund COM           4097351071397.87708  97481SH         OTHER           97481
MSCI Inc Class A              COM           55354g100 1373.3428  50122SH         OTHER           50122
QualComm                      COM           7475251031351.72448  41161SH         OTHER           41161
Ameritrade Holding Corp       COM           87236Y108  1349.613  88210SH         OTHER           88210
FMC Corp                      COM           3024913031343.03168  23386SH         OTHER           23386
Omnicom Group Inc.            COM           6819191061330.81678  38799SH         OTHER           38799
Directv Class A               COM           02490A101 1307.9552  38560SH         OTHER           38560
Iron Mountain Inc             COM           4628461061296.63826  57731SH         OTHER           57731
Immucor Inc.                  COM           452526106 1294.7904  67968SH         OTHER           67968
Core Laboratories             COM           N227171071285.22817   8707SH         OTHER            8707
Joseph A Bank Clothiers       COM           4808381011244.79344  23056SH         OTHER           23056
Dun & Bradstreet              COM           26483E1001211.45371  18049SH         OTHER           18049
Inland Real Estate Corp       COM           4574612001172.09589 147992SH         OTHER          147992
Illumina Inc                  COM           4523271091167.12636  26812SH         OTHER           26812
CoPart Inc.                   COM           2172041061160.20819  32399SH         OTHER           32399
Hansen Natural Corp.          COM           4113101051155.97427  29557SH         OTHER           29557
Shanda Interactive            COM           81941q2031125.27922  28366SH         OTHER           28366
Fiserv Inc.                   COM           3377381081096.38792  24012SH         OTHER           24012
Neustar                       COM           64126x2011089.64328  52844SH         OTHER           52844
Millicom Intl                 COM           l6388f1101029.98373  12705SH         OTHER           12705
Raytheon Company New          COM           755111507 1016.6258  21009SH         OTHER           21009
IHS Inc.                      COM           451734107 999.09884  17102SH         OTHER           17102
Rogers Commun Inc Cl B        COM           775109200 993.42119  30324SH         OTHER           30324
Intercontinental Exchange Inc COM           45865V100 987.31705   8735SH         OTHER            8735
Global Payments Inc           COM           37940X102 978.95808  26791SH         OTHER           26791
Aecom Technology Corp         COM           00766T100 976.49876  42346SH         OTHER           42346
Grand Canyon Education Inc    COM           3852M106  940.64421  40147SH         OTHER           40147
Endurance Specialty Hldg      COM           g30397106 935.08723  24916SH         OTHER           24916
AON Corporation               COM           037389103 922.72896  24858SH         OTHER           24858
Celgene Corp                  COM           151020104 876.28926  17243SH         OTHER           17243
Dolby Laboratories Inc        COM           25659t107 857.78727  13683SH         OTHER           13683
Catalyst Health Solutions     COM           14888b103  844.7325  24485SH         OTHER           24485
Monro Muffler Brake Inc       COM           610236101 831.07872  21024SH         OTHER           21024
AFLAC                         COM           001055102 830.66193  19467SH         OTHER           19467
Henry Schein Inc.             COM           806407102  828.1665  15085SH         OTHER           15085
AGL Resources Inc.            COM           001204106 825.90174  23057SH         OTHER           23057
Hospitality Properties Trust  COM           44106M102 814.74692  38614SH         OTHER           38614
Heinz (H.J.) Co.              COM           423074103 786.51756  18198SH         OTHER           18198
Hudson City Bancorp Inc       COM           443683107 776.24575  63367SH         OTHER           63367
Alexandria Real Est Eqty      COM           015271109 753.77652  11895SH         OTHER           11895
NSTAR                         COM           67019E107 750.75119  21450SH         OTHER           21450
Sohu.com Inc                  COM           83408W103 730.29257  17773SH         OTHER           17773
Marvell Technology Group Ltd  COM           G5876H105 719.33368  45643SH         OTHER           45643
Laboratory Corp.              COM           50540R409 718.61295   9537SH         OTHER            9537
Deckers Outdoor Corp          COM           243537107 716.06444   5012SH         OTHER            5012
Sunoco Logistics Ptnr LP      COM           86764l108 691.69442   9607SH         OTHER            9607
Enersys                       COM           29275y102 675.33474  31602SH         OTHER           31602
Potash Corp Sask Inc          COM           73755L107 669.58797   7764SH         OTHER            7764
Davita Inc                    COM           23918K108   652.498  10450SH         OTHER           10450
Hospira Inc.                  COM           441060100  648.4956  11288SH         OTHER           11288
Anadarko Petroleum            COM           032511107 614.54568  17028SH         OTHER           17028
ManTech International Corp.   COM           564563104 612.75258  14394SH         OTHER           14394
Smucker J. M. Co.             COM           832696405  611.8352  10160SH         OTHER           10160
Iconix Brand Group Inc        COM           451055107 608.44017  42341SH         OTHER           42341
DollarTree Inc.               COM           256747106 593.10261  14247SH         OTHER           14247
Sigma-Aldrich Corporation     COM           826552101 591.63159  11873SH         OTHER           11873
First Cash Financial Services COM           31942d107  586.3546  26897SH         OTHER           26897
Public Storage Inc.           COM           74460D109 585.23639   6657SH         OTHER            6657
Southern Co                   COM           842587107 560.71555  16848SH         OTHER           16848
Robert Half Intl.             COM           770323103 552.68673  23469SH         OTHER           23469
Franklin Resources            COM           354613101 548.70088   6366SH         OTHER            6366
Perrigo                       COM           714290103 522.19162   8840SH         OTHER            8840
Expeditors Intl               COM           302130109  519.5642  15055SH         OTHER           15055
National Oilwell Varco Inc    COM           637071101 515.63686  15592SH         OTHER           15592
Bunge Limited                 COM           G16962105 511.27225  10394SH         OTHER           10394
Praxair                       COM           74005P104 510.04131   6712SH         OTHER            6712
Dr Pepper Snapple Group Inc   COM           26138E109 505.25107  13513SH         OTHER           13513
Northern Trust Corp.          COM           665859104 465.90026   9976SH         OTHER            9976
Aptargroup Inc                COM           038336103 441.66362  11678SH         OTHER           11678
Carter Inc                    COM           146229109 433.51875  16515SH         OTHER           16515
Oracle                        COM           68389X105 431.06423  20087SH         OTHER           20087
Coca Cola Company             COM           191216100 405.23313   8085SH         OTHER            8085
Micros Systems                COM           594901100 393.33954  12342SH         OTHER           12342
Open Text Corp                COM           683715106  392.4807  10455SH         OTHER           10455
Ansys Inc                     COM           03662Q105  388.6606   9580SH         OTHER            9580
G.E. Pines Preferred          COM           369622485  384.5772  15261SH         OTHER           15261
Tyler Technologies Inc        COM           902252105  324.2128  20890SH         OTHER           20890
S E I Investments Co          COM           784117103 317.74714  15606SH         OTHER           15606
Entertainment Properties      COM           29380T105 304.04149   7986SH         OTHER            7986
American Water Works Co Inc   COM           030420103 293.48293  14247SH         OTHER           14247
Towers Watson & Co            COM           891894107  276.2228   7110SH         OTHER            7110
Range Resources               COM           75281a109 265.99375   6625SH         OTHER            6625
Cash America Intl.            COM           14754D100  247.3488   7218SH         OTHER            7218
Steris Corp.                  COM           859152100  230.9244   7430SH         OTHER            7430
Church & Dwight Inc           COM           171340102 229.33875   3657SH         OTHER            3657
Urban Outfitters Inc          COM           917047102 225.35767   6553SH         OTHER            6553
Unisource Energy              COM           909205106 206.21994   6833SH         OTHER            6833
                                                     81564.9726